Schedule of Investments (unaudited)
August 31, 2025
 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 92.4%
Communication Services — 9.3%
Diversified Telecommunication Services — 2.9%
AT&T Inc., Senior Notes	5.375%	8/15/35	550,000	$560,667
AT&T Inc., Senior Notes	4.900%	6/15/42	250,000	220,848
AT&T Inc., Senior Notes	4.800%	6/15/44	170,000	151,081
AT&T Inc., Senior Notes	3.550%	9/15/55	380,000	252,924
AT&T Inc., Senior Notes	6.050%	8/15/56	50,000	50,317
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	910,000	1,120,672
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	680,000	654,062
Total Diversified Telecommunication Services				3,010,571
Entertainment — 0.3%
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	200,000	203,767 (a)
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	98,000	61,109
Total Entertainment				264,876
Interactive Media & Services — 0.7%
Alphabet Inc., Senior Notes	5.250%	5/15/55	220,000	214,486
Meta Platforms Inc., Senior Notes	5.400%	8/15/54	510,000	489,629
Total Interactive Media & Services				704,115
Media — 5.0%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	540,000	494,144
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	180,000	187,653
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.850%	12/1/35	80,000	80,172 (b)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	420,000	408,781
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	260,000	221,072
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	110,000	98,094
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.900%	6/1/52	100,000	66,341
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.700%	12/1/55	10,000	9,886 (b)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	330,000	270,394
Comcast Corp., Senior Notes	6.400%	5/15/38	1,470,000	1,583,959
Comcast Corp., Senior Notes	6.050%	5/15/55	160,000	161,984
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	250,000	235,480 (a)
Fox Corp., Senior Notes	5.476%	1/25/39	480,000	474,489
Paramount Global, Senior Notes	7.875%	7/30/30	230,000	259,542
Paramount Global, Senior Notes	5.250%	4/1/44	80,000	65,429
Time Warner Cable Enterprises LLC, Senior Secured Notes	8.375%	7/15/33	220,000	256,726
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	370,000	383,514
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	20,000	20,724
Total Media				5,278,384
See Notes to Schedule of Investments.

Western Asset Investment Grade Opportunity Trust Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — 0.4%
T-Mobile USA Inc., Senior Notes	4.500%	4/15/50	330,000	$269,970
T-Mobile USA Inc., Senior Notes	5.875%	11/15/55	180,000	177,746
Total Wireless Telecommunication Services				447,716

Total Communication Services				9,705,662
Consumer Discretionary — 6.0%
Automobile Components — 0.8%
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	860,000	839,364 (a)
Automobiles — 1.5%
General Motors Co., Senior Notes	6.125%	10/1/25	188,000	188,000
General Motors Co., Senior Notes	6.600%	4/1/36	170,000	180,499
General Motors Co., Senior Notes	6.750%	4/1/46	340,000	352,353
Hyundai Capital America, Senior Notes	5.250%	1/8/27	300,000	303,412 (a)
Volkswagen Group of America Finance LLC, Senior Notes	5.250%	3/22/29	560,000	571,274 (a)
Total Automobiles				1,595,538
Broadline Retail — 0.2%
Amazon.com Inc., Senior Notes	3.950%	4/13/52	310,000	243,134
Diversified Consumer Services — 0.4%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	180,000	113,670
Washington University, Senior Notes	3.524%	4/15/54	150,000	107,277
Washington University, Senior Notes	4.349%	4/15/2122	170,000	127,692
Total Diversified Consumer Services				348,639
Hotels, Restaurants & Leisure — 2.4%
Brightstar Lottery PLC, Senior Secured Notes	5.250%	1/15/29	410,000	407,997 (a)
Carnival Corp., Senior Notes	5.750%	3/15/30	420,000	430,847 (a)
Carnival Corp., Senior Secured Notes	7.875%	6/1/27	130,000	137,087
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	260,000	249,116 (a)
McDonald’s Corp., Senior Notes	4.875%	12/9/45	370,000	335,221
Melco Resorts Finance Ltd., Senior Notes	7.625%	4/17/32	280,000	291,728 (a)
Royal Caribbean Cruises Ltd., Senior Notes	3.700%	3/15/28	630,000	617,688
Total Hotels, Restaurants & Leisure				2,469,684
Household Durables — 0.6%
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	310,000	283,889
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	370,000	373,580 (a)
Total Household Durables				657,469
Specialty Retail — 0.1%
Lowe’s Cos. Inc., Senior Notes	4.250%	4/1/52	130,000	100,815

Total Consumer Discretionary				6,254,643
Consumer Staples — 4.4%
Consumer Staples Distribution & Retail — 0.2%
Kroger Co., Senior Notes	5.500%	9/15/54	190,000	178,055
Food Products — 1.5%
Gruma SAB de CV, Senior Notes	5.390%	12/9/34	200,000	204,824 (a)
J M Smucker Co., Senior Notes	6.200%	11/15/33	210,000	225,952
JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group, Senior Notes	5.950%	4/20/35	260,000	270,561 (a)
JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group, Senior Notes	6.375%	2/25/55	110,000	110,879 (a)
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	90,000	80,578
See Notes to Schedule of Investments.

Western Asset Investment Grade Opportunity Trust Inc. 2025 Quarterly Report

 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Food Products — continued
Mars Inc., Senior Notes	5.200%	3/1/35	440,000	$444,354 (a)
Mars Inc., Senior Notes	5.650%	5/1/45	150,000	147,991 (a)
Mars Inc., Senior Notes	5.700%	5/1/55	60,000	58,578 (a)
Total Food Products				1,543,717
Tobacco — 2.7%
Altria Group Inc., Senior Notes	4.800%	2/14/29	800,000	812,948
Altria Group Inc., Senior Notes	3.875%	9/16/46	320,000	238,395
BAT Capital Corp., Senior Notes	6.250%	8/15/55	100,000	100,989
Imperial Brands Finance PLC, Senior Notes	6.125%	7/27/27	510,000	526,897 (a)
Philip Morris International Inc., Senior Notes	4.250%	11/10/44	610,000	515,226
Reynolds American Inc., Senior Notes	8.125%	5/1/40	280,000	330,408
Reynolds American Inc., Senior Notes	7.000%	8/4/41	300,000	316,562
Total Tobacco				2,841,425

Total Consumer Staples				4,563,197
Energy — 11.8%
Oil, Gas & Consumable Fuels — 11.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Senior Notes	6.625%	2/1/32	250,000	258,706 (a)
Antero Resources Corp., Senior Notes	5.375%	3/1/30	110,000	110,878 (a)
APA Corp., Senior Notes	5.250%	2/1/42	68,000	53,480 (a)
BP Capital Markets PLC, Senior Notes (6.125% to 6/18/35 then 5 year Treasury Constant Maturity Rate + 1.924%)	6.125%	3/18/35	100,000	102,204 (c)(d)
Cheniere Energy Partners LP, Senior Notes	5.550%	10/30/35	180,000	181,739 (a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	250,000	264,797 (a)
ConocoPhillips, Senior Notes	6.500%	2/1/39	880,000	983,151
Continental Resources Inc., Senior Notes	4.375%	1/15/28	90,000	89,488
Devon Energy Corp., Senior Notes	5.600%	7/15/41	20,000	18,748
Devon Energy Corp., Senior Notes	5.000%	6/15/45	80,000	67,351
Devon Energy Corp., Senior Notes	5.750%	9/15/54	190,000	170,295
Ecopetrol SA, Senior Notes	8.375%	1/19/36	220,000	223,009
Energy Transfer LP, Junior Subordinated Notes (6.750% to 2/15/36 then 5 year Treasury Constant Maturity Rate + 2.475%)	6.750%	2/15/56	170,000	169,592 (d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	460,000	473,194 (c)(d)
Energy Transfer LP, Senior Notes	8.250%	11/15/29	240,000	274,036
Energy Transfer LP, Senior Notes	6.625%	10/15/36	20,000	21,602
Energy Transfer LP, Senior Notes	5.800%	6/15/38	60,000	60,752
Enterprise Products Operating LLC, Senior Notes	5.550%	2/16/55	560,000	534,925
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	400,000	396,753 (d)
Expand Energy Corp., Senior Notes	6.750%	4/15/29	270,000	273,638 (a)
Expand Energy Corp., Senior Notes	5.700%	1/15/35	50,000	50,757
Greensaif Pipelines Bidco Sarl, Senior Secured Notes	6.103%	8/23/42	540,000	558,391 (a)
Gulfstream Natural Gas System LLC, Senior Notes	5.600%	7/23/35	360,000	364,411 (a)
Hess Midstream Operations LP, Senior Notes	5.125%	6/15/28	200,000	199,682 (a)
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	530,000	613,998
See Notes to Schedule of Investments.

Western Asset Investment Grade Opportunity Trust Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	500,000	$564,716
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	10,000	7,583
ONEOK Inc., Senior Notes	6.050%	9/1/33	300,000	315,780
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	530,000	548,739
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	160,000	127,228
Saudi Arabian Oil Co., Senior Notes	6.375%	6/2/55	200,000	205,937 (a)
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	1,000,000	1,151,310
Targa Resources Corp., Senior Notes	5.500%	2/15/35	270,000	272,448
Targa Resources Corp., Senior Notes	4.950%	4/15/52	150,000	124,242
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	760,000	774,923
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	560,000	563,536
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	5.400%	8/15/41	10,000	9,660
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	70,000	73,505 (a)
Viper Energy Partners LLC, Senior Notes	5.700%	8/1/35	320,000	321,054
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	530,000	533,360
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	50,000	43,998
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	62,000	71,146
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	148,000	179,170
Williams Cos. Inc., Senior Notes	5.300%	9/30/35	10,000	10,014

Total Energy				12,413,926
Financials — 35.9%
Banks — 15.6%
Banco Mercantil del Norte SA, Junior Subordinated Notes (8.375% to 10/14/30 then 10 year Treasury Constant Maturity Rate + 7.760%)	8.375%	10/14/30	200,000	212,874 (a)(c)(d)
Banco Mercantil del Norte SA, Junior Subordinated Notes (8.750% to 5/20/35 then 10 year Treasury Constant Maturity Rate + 4.299%)	8.750%	5/20/35	200,000	210,875 (a)(c)(d)
Bank of America Corp., Senior Notes	5.875%	2/7/42	790,000	825,719
Bank of America Corp., Senior Notes (5.511% to 1/24/35 then SOFR + 1.310%)	5.511%	1/24/36	390,000	401,963 (d)
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	400,000	481,298
Bank of America Corp., Subordinated Notes (5.518% to 10/25/34 then SOFR + 1.738%)	5.518%	10/25/35	520,000	524,839 (d)
Bank of Nova Scotia, Junior Subordinated Notes (8.000% to 1/27/29 then 5 year Treasury Constant Maturity Rate + 4.017%)	8.000%	1/27/84	350,000	373,821 (d)
Barclays PLC, Junior Subordinated Notes (6.125% to 6/15/26 then 5 year Treasury Constant Maturity Rate + 5.867%)	6.125%	12/15/25	460,000	461,135 (c)(d)
Barclays PLC, Senior Notes (5.785% to 2/25/35 then SOFR + 1.590%)	5.785%	2/25/36	200,000	206,387 (d)
BNP Paribas SA, Junior Subordinated Notes (8.500% to 8/14/28 then 5 year Treasury Constant Maturity Rate + 4.354%)	8.500%	8/14/28	290,000	308,753 (a)(c)(d)
BNP Paribas SA, Senior Notes (5.786% to 1/13/32 then SOFR + 1.620%)	5.786%	1/13/33	210,000	218,996 (a)(d)
BPCE SA, Senior Notes (6.714% to 10/19/28 then SOFR + 2.270%)	6.714%	10/19/29	280,000	297,329 (a)(d)
CaixaBank SA, Senior Notes (5.581% to 7/3/35 then SOFR + 1.790%)	5.581%	7/3/36	360,000	364,108 (a)(d)
Citigroup Inc., Senior Notes	8.125%	7/15/39	442,000	558,438
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	370,000	410,121
Citigroup Inc., Subordinated Notes (6.174% to 5/25/33 then SOFR + 2.661%)	6.174%	5/25/34	220,000	231,853 (d)
See Notes to Schedule of Investments.

Western Asset Investment Grade Opportunity Trust Inc. 2025 Quarterly Report

 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Cooperatieve Rabobank UA, Senior Notes	5.750%	12/1/43	250,000	$249,836
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	870,000	877,116 (a)(c)(d)
Credit Agricole SA, Senior Notes (6.316% to 10/3/28 then SOFR + 1.860%)	6.316%	10/3/29	450,000	474,880 (a)(d)
HSBC Holdings PLC, Senior Notes (5.790% to 5/13/35 then SOFR + 1.880%)	5.790%	5/13/36	280,000	291,422 (d)
HSBC Holdings PLC, Senior Notes (6.254% to 3/9/33 then SOFR + 2.390%)	6.254%	3/9/34	1,000,000	1,080,255 (d)
Intesa Sanpaolo SpA, Senior Notes (7.778% to 6/20/53 then 1 year Treasury Constant Maturity Rate + 3.900%)	7.778%	6/20/54	340,000	390,901 (a)(d)
JPMorgan Chase & Co., Senior Notes	6.400%	5/15/38	880,000	983,231
JPMorgan Chase & Co., Senior Notes (5.294% to 7/22/34 then SOFR + 1.460%)	5.294%	7/22/35	280,000	285,543 (d)
JPMorgan Chase & Co., Senior Notes (5.534% to 11/29/44 then SOFR + 1.550%)	5.534%	11/29/45	260,000	261,263 (d)
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	450,000	453,689
JPMorgan Chase & Co., Subordinated Notes (5.576% to 7/23/35 then SOFR + 1.635%)	5.576%	7/23/36	390,000	398,778 (d)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/29/25	270,000	270,765 (c)(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	410,000	441,418 (c)(d)
PNC Financial Services Group Inc., Senior Notes (4.812% to 10/21/31 then SOFR + 1.259%)	4.812%	10/21/32	370,000	374,258 (d)
PNC Financial Services Group Inc., Senior Notes (5.373% to 7/21/35 then SOFR + 1.417%)	5.373%	7/21/36	400,000	406,640 (d)
Synovus Financial Corp., Senior Notes (6.168% to 11/1/29 then SOFR + 2.347%)	6.168%	11/1/30	140,000	145,681 (d)
Toronto-Dominion Bank, Junior Subordinated Notes (7.250% to 7/31/29 then 5 year Treasury Constant Maturity Rate + 2.977%)	7.250%	7/31/84	200,000	208,277 (d)
Truist Financial Corp., Senior Notes (5.867% to 6/8/33 then SOFR + 2.361%)	5.867%	6/8/34	150,000	157,738 (d)
Truist Financial Corp., Senior Notes (7.161% to 10/30/28 then SOFR + 2.446%)	7.161%	10/30/29	210,000	227,969 (d)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	280,000	295,395 (d)
Wells Fargo & Co., Senior Notes (4.611% to 4/25/52 then SOFR + 2.130%)	4.611%	4/25/53	600,000	509,105 (d)
Wells Fargo & Co., Senior Notes (5.150% to 4/23/30 then SOFR + 1.500%)	5.150%	4/23/31	390,000	401,782 (d)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	420,000	436,240 (d)
Wells Fargo & Co., Senior Notes (5.605% to 4/23/35 then SOFR + 1.740%)	5.605%	4/23/36	190,000	197,342 (d)
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	530,000	457,376
Total Banks				16,365,409
Capital Markets — 8.1%
Ares Capital Corp., Senior Notes	5.500%	9/1/30	410,000	415,425
Ares Management Corp., Senior Notes	5.600%	10/11/54	150,000	141,102
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	680,000	739,264 (d)
CI Financial Corp., Senior Notes	7.500%	5/30/29	530,000	562,633 (a)
CME Group Inc., Senior Notes	5.300%	9/15/43	440,000	440,758
Credit Suisse AG AT1 Claim	—	—	2,390,000	0 *(e)(f)(g)
See Notes to Schedule of Investments.

Western Asset Investment Grade Opportunity Trust Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
Goldman Sachs Group Inc., Junior Subordinated Notes (6.850% to 2/10/30 then 5 year Treasury Constant Maturity Rate + 2.461%)	6.850%	2/10/30	210,000	$216,798 (c)(d)
Goldman Sachs Group Inc., Junior Subordinated Notes (7.500% to 2/10/29 then 5 year Treasury Constant Maturity Rate + 3.156%)	7.500%	2/10/29	150,000	159,431 (c)(d)
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	1,500,000	1,610,841
Goldman Sachs Group Inc., Senior Notes (5.536% to 1/28/35 then SOFR + 1.380%)	5.536%	1/28/36	290,000	299,156 (d)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	70,000	64,102
Golub Capital Private Credit Fund, Senior Notes	5.450%	8/15/28	140,000	140,600 (a)
Intercontinental Exchange Inc., Senior Notes	4.950%	6/15/52	230,000	207,778
Intercontinental Exchange Inc., Senior Notes	5.200%	6/15/62	240,000	220,974
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	600,000	554,223 (a)
Morgan Stanley, Senior Notes	6.375%	7/24/42	80,000	88,069
Morgan Stanley, Senior Notes (1.928% to 4/28/31 then SOFR + 1.020%)	1.928%	4/28/32	530,000	460,395 (d)
Morgan Stanley, Senior Notes (2.802% to 1/25/51 then SOFR + 1.430%)	2.802%	1/25/52	320,000	197,423 (d)
Morgan Stanley, Senior Notes (5.664% to 4/17/35 then SOFR + 1.757%)	5.664%	4/17/36	180,000	187,434 (d)
Morgan Stanley, Subordinated Notes (5.948% to 1/19/33 then 5 year Treasury Constant Maturity Rate + 2.430%)	5.948%	1/19/38	80,000	83,153 (d)
Morgan Stanley Private Bank NA, Senior Notes (4.734% to 7/18/30 then SOFR + 1.080%)	4.734%	7/18/31	250,000	253,590 (d)
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	150,000	135,543
State Street Corp., Junior Subordinated Notes (6.700% to 3/15/29 then 5 year Treasury Constant Maturity Rate + 2.613%)	6.700%	3/15/29	380,000	394,240 (c)(d)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/33 then 5 year Treasury Constant Maturity Rate + 4.758%)	9.250%	11/13/33	440,000	517,831 (a)(c)(d)
UBS Group AG, Senior Notes (6.301% to 9/22/33 then 1 year Treasury Constant Maturity Rate + 2.000%)	6.301%	9/22/34	350,000	379,103 (a)(d)
Total Capital Markets				8,469,866
Consumer Finance — 0.9%
American Express Co., Senior Notes (4.918% to 7/20/32 then SOFR + 1.220%)	4.918%	7/20/33	500,000	506,591 (d)
American Express Co., Senior Notes (5.667% to 4/25/35 then SOFR + 1.790%)	5.667%	4/25/36	230,000	240,427 (d)
Capital One Financial Corp., Senior Notes (5.817% to 2/1/33 then SOFR + 2.600%)	5.817%	2/1/34	140,000	145,777 (d)
Total Consumer Finance				892,795
Financial Services — 3.1%
Apollo Global Management Inc., Senior Notes (6.000% to 12/15/34 then 5 year Treasury Constant Maturity Rate + 2.168%)	6.000%	12/15/54	60,000	59,838 (d)
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	590,000	636,617
Carlyle Finance LLC, Senior Notes	5.650%	9/15/48	170,000	164,507 (a)
Citadel LP, Senior Notes	6.000%	1/23/30	300,000	312,691 (a)
Citadel LP, Senior Notes	6.375%	1/23/32	130,000	136,970 (a)
Everest Reinsurance Holdings Inc., Senior Notes	3.500%	10/15/50	220,000	149,065
ILFC E-Capital Trust I, Ltd. GTD	6.430%	12/21/65	600,000	505,214 (a)(d)
ILFC E-Capital Trust II, Ltd. GTD	6.680%	12/21/65	100,000	85,810 (a)(d)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	520,000	522,778 (a)
See Notes to Schedule of Investments.

Western Asset Investment Grade Opportunity Trust Inc. 2025 Quarterly Report

 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financial Services — continued
LPL Holdings Inc., Senior Notes	4.000%	3/15/29	200,000	$195,578 (a)
LPL Holdings Inc., Senior Notes	5.650%	3/15/35	270,000	273,068
LPL Holdings Inc., Senior Notes	5.750%	6/15/35	40,000	40,639
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	4.000%	10/15/33	220,000	198,486 (a)
Total Financial Services				3,281,261
Insurance — 7.7%
Allianz SE, Junior Subordinated Notes (6.550% to 4/30/34 then 5 year Treasury Constant Maturity Rate + 2.317%)	6.550%	10/30/33	400,000	408,660 (a)(c)(d)
Allianz SE, Subordinated Notes (5.600% to 9/3/34 then 5 year Treasury Constant Maturity Rate + 2.771%)	5.600%	9/3/54	200,000	203,740 (a)(d)
Aon North America Inc., Senior Notes	5.750%	3/1/54	210,000	205,946
Arthur J Gallagher & Co., Senior Notes	5.150%	2/15/35	420,000	421,421
Athene Holding Ltd., Senior Notes	6.250%	4/1/54	500,000	494,251
Athene Holding Ltd., Senior Notes	6.625%	5/19/55	380,000	389,969
Brown & Brown Inc., Senior Notes	5.250%	6/23/32	30,000	30,691
Brown & Brown Inc., Senior Notes	5.550%	6/23/35	270,000	275,355
Global Atlantic Fin Co., Senior Notes	6.750%	3/15/54	500,000	511,420 (a)
Liberty Mutual Insurance Co., Subordinated Notes	7.875%	10/15/26	500,000	515,031 (a)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	420,000	345,371 (a)
MetLife Inc., Junior Subordinated Notes	9.250%	4/8/38	159,000	189,172 (a)
MetLife Inc., Subordinated Notes (6.350% to 3/15/35 then 5 year Treasury Constant Maturity Rate + 2.078%)	6.350%	3/15/55	240,000	250,287 (d)
Nationwide Mutual Insurance Co., Subordinated Notes	9.375%	8/15/39	320,000	429,607 (a)
New York Life Insurance Co., Subordinated Notes	4.450%	5/15/69	140,000	107,039 (a)
Nippon Life Insurance Co., Subordinated Notes (6.500% to 4/30/35 then 5 year Treasury Constant Maturity Rate + 3.189%)	6.500%	4/30/55	200,000	213,499 (a)(d)
Northwestern Mutual Life Insurance Co., Subordinated Notes	6.170%	5/29/55	190,000	198,381 (a)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.625%	9/30/59	180,000	120,832 (a)
Prudential Financial Inc., Junior Subordinated Notes (6.750% to 3/1/33 then 5 year Treasury Constant Maturity Rate + 2.848%)	6.750%	3/1/53	270,000	285,638 (d)
RenaissanceRe Holdings Ltd., Senior Notes	5.750%	6/5/33	180,000	187,181
Symetra Life Insurance Co., Subordinated Notes	6.550%	10/1/55	180,000	183,217 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	650,000	737,809 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	390,000	350,927 (a)
Travelers Cos. Inc., Senior Notes	6.250%	6/15/37	240,000	264,677
Travelers Cos. Inc., Senior Notes	5.700%	7/24/55	230,000	230,610
Wynnton Funding Trust II, Senior Notes	5.991%	8/15/55	480,000	477,636 (a)
Total Insurance				8,028,367
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Blackstone Holdings Finance Co. LLC, Senior Notes	6.200%	4/22/33	410,000	443,961 (a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	5.500%	8/1/30	100,000	101,957
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	7.000%	7/15/31	20,000	21,043 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				566,961

Total Financials				37,604,659
See Notes to Schedule of Investments.

Western Asset Investment Grade Opportunity Trust Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care — 6.6%
Biotechnology — 1.1%
Amgen Inc., Senior Notes	5.250%	3/2/33	680,000	$698,309
Amgen Inc., Senior Notes	5.650%	3/2/53	270,000	261,328
Amgen Inc., Senior Notes	5.750%	3/2/63	90,000	86,568
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	60,000	61,326
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	60,000	53,838
Total Biotechnology				1,161,369
Health Care Providers & Services — 3.9%
Cardinal Health Inc., Senior Notes	5.350%	11/15/34	340,000	345,488
Centene Corp., Senior Notes	4.625%	12/15/29	110,000	106,012
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	195,000	155,215 (a)
Cigna Group, Senior Notes	4.800%	8/15/38	240,000	225,472
CommonSpirit Health, Secured Notes	4.350%	11/1/42	60,000	50,761
CommonSpirit Health, Senior Secured Notes	5.318%	12/1/34	250,000	252,739
CVS Health Corp., Junior Subordinated Notes (7.000% to 3/10/30 then 5 year Treasury Constant Maturity Rate + 2.886%)	7.000%	3/10/55	140,000	146,105 (d)
CVS Health Corp., Senior Notes	4.780%	3/25/38	320,000	294,612
Dartmouth-Hitchcock Health, Secured Notes	4.178%	8/1/48	150,000	115,751
Elevance Health Inc., Senior Notes	4.375%	12/1/47	130,000	105,222
HCA Inc., Senior Notes	5.125%	6/15/39	100,000	94,402
HCA Inc., Senior Notes	5.500%	6/15/47	210,000	194,390
HCA Inc., Senior Notes	5.250%	6/15/49	310,000	273,922
HCA Inc., Senior Notes	6.200%	3/1/55	320,000	317,998
Horizon Mutual Holdings Inc., Senior Notes	6.200%	11/15/34	240,000	233,255 (a)
Humana Inc., Senior Notes	4.800%	3/15/47	360,000	301,209
Inova Health System Foundation, Senior Notes	4.068%	5/15/52	140,000	110,082
Orlando Health Obligated Group, Senior Notes	5.475%	10/1/35	170,000	176,745
UnitedHealth Group Inc., Senior Notes	5.300%	6/15/35	80,000	81,809
UnitedHealth Group Inc., Senior Notes	5.500%	7/15/44	180,000	174,974
UnitedHealth Group Inc., Senior Notes	5.625%	7/15/54	230,000	219,102
UnitedHealth Group Inc., Senior Notes	5.950%	6/15/55	70,000	70,000
Total Health Care Providers & Services				4,045,265
Pharmaceuticals — 1.6%
Bausch Health Cos. Inc., Senior Notes	5.000%	1/30/28	130,000	113,394 (a)
Bristol-Myers Squibb Co., Senior Notes	6.250%	11/15/53	110,000	116,658
Pfizer Inc., Senior Notes	7.200%	3/15/39	330,000	391,435
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	320,000	363,956
Wyeth LLC, Senior Notes	5.950%	4/1/37	650,000	693,767
Zoetis Inc., Senior Notes	4.700%	2/1/43	40,000	36,282
Total Pharmaceuticals				1,715,492

Total Health Care				6,922,126
Industrials — 7.1%
Aerospace & Defense — 1.6%
Boeing Co., Senior Notes	6.528%	5/1/34	720,000	788,956
Boeing Co., Senior Notes	5.705%	5/1/40	190,000	190,789
HEICO Corp., Senior Notes	5.350%	8/1/33	280,000	288,047
See Notes to Schedule of Investments.

Western Asset Investment Grade Opportunity Trust Inc. 2025 Quarterly Report

 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Aerospace & Defense — continued
Hexcel Corp., Senior Notes	5.875%	2/26/35	230,000	$234,674
L3Harris Technologies Inc., Senior Notes	5.400%	7/31/33	170,000	175,687
Total Aerospace & Defense				1,678,153
Air Freight & Logistics — 0.6%
FedEx Corp., Senior Notes	5.250%	5/15/50	50,000	44,072 (a)
United Parcel Service Inc., Senior Notes	6.200%	1/15/38	410,000	447,419
United Parcel Service Inc., Senior Notes	5.950%	5/14/55	150,000	151,957
Total Air Freight & Logistics				643,448
Building Products — 0.3%
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	290,000	299,273 (a)
Commercial Services & Supplies — 0.3%
Rollins Inc., Senior Notes	5.250%	2/24/35	90,000	90,652
Waste Management Inc., Senior Notes	4.650%	3/15/30	260,000	265,292
Total Commercial Services & Supplies				355,944
Construction & Engineering — 0.2%
AECOM, Senior Notes	6.000%	8/1/33	190,000	194,056 (a)
Ground Transportation — 0.2%
Union Pacific Corp., Senior Notes	4.375%	11/15/65	310,000	229,926
Union Pacific Corp., Senior Notes	3.750%	2/5/70	30,000	20,081
Total Ground Transportation				250,007
Industrial Conglomerates — 0.9%
General Electric Co., Senior Notes	4.900%	1/29/36	220,000	221,069
General Electric Co., Senior Notes	6.875%	1/10/39	143,000	167,657
Honeywell International Inc., Senior Notes	5.000%	2/15/33	540,000	551,021
Total Industrial Conglomerates				939,747
Machinery — 0.4%
Caterpillar Inc., Senior Notes	4.750%	5/15/64	210,000	182,839
Otis Worldwide Corp., Senior Notes	5.125%	11/19/31	190,000	196,791
Total Machinery				379,630
Passenger Airlines — 0.8%
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	42,500	42,611 (a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	210,000	211,240 (a)
Southwest Airlines Co., Senior Notes	5.125%	6/15/27	170,000	172,002
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	370,000	364,351 (a)
Total Passenger Airlines				790,204
Trading Companies & Distributors — 1.8%
Air Lease Corp., Senior Notes	1.875%	8/15/26	200,000	195,426
Air Lease Corp., Senior Notes	5.850%	12/15/27	480,000	497,229
Air Lease Corp., Senior Notes	4.625%	10/1/28	500,000	505,547
Aircastle Ltd./Aircastle Ireland DAC, Senior Notes	5.250%	3/15/30	170,000	173,590 (a)
Aircastle Ltd./Aircastle Ireland DAC, Senior Notes	5.750%	10/1/31	250,000	260,967 (a)
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	250,000	250,914
Total Trading Companies & Distributors				1,883,673

Total Industrials				7,414,135
See Notes to Schedule of Investments.

Western Asset Investment Grade Opportunity Trust Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Information Technology — 2.6%
Semiconductors & Semiconductor Equipment — 1.6%
Broadcom Inc., Senior Notes	4.926%	5/15/37	239,000	$232,556 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/33	200,000	209,795 (a)
Foundry JV Holdco LLC, Senior Secured Notes	6.250%	1/25/35	350,000	370,787 (a)
Foundry JV Holdco LLC, Senior Secured Notes	6.100%	1/25/36	200,000	209,490 (a)
Intel Corp., Senior Notes	4.900%	7/29/45	120,000	101,674
Intel Corp., Senior Notes	4.750%	3/25/50	20,000	16,025
Intel Corp., Senior Notes	5.700%	2/10/53	60,000	55,213
Intel Corp., Senior Notes	4.950%	3/25/60	100,000	80,096
Micron Technology Inc., Senior Notes	5.800%	1/15/35	160,000	165,460
Micron Technology Inc., Senior Notes	6.050%	11/1/35	120,000	126,136
NVIDIA Corp., Senior Notes	3.700%	4/1/60	120,000	87,422
QUALCOMM Inc., Senior Notes	4.300%	5/20/47	70,000	58,385
Total Semiconductors & Semiconductor Equipment				1,713,039
Software — 0.9%
Autodesk Inc., Senior Notes	5.300%	6/15/35	80,000	81,456
Oracle Corp., Senior Notes	3.950%	3/25/51	90,000	65,009
Oracle Corp., Senior Notes	4.100%	3/25/61	580,000	407,082
Synopsys Inc., Senior Notes	5.000%	4/1/32	100,000	102,064
Synopsys Inc., Senior Notes	5.150%	4/1/35	170,000	171,547
Synopsys Inc., Senior Notes	5.700%	4/1/55	100,000	98,276
Total Software				925,434
Technology Hardware, Storage & Peripherals — 0.1%
Hewlett Packard Enterprise Co., Senior Notes	5.600%	10/15/54	90,000	83,183

Total Information Technology				2,721,656
Materials — 1.5%
Chemicals — 0.4%
OCP SA, Senior Notes	6.750%	5/2/34	390,000	412,374 (a)
Construction Materials — 0.1%
Amrize Finance US LLC, Senior Notes	5.400%	4/7/35	170,000	172,574 (a)
Metals & Mining — 0.9%
ArcelorMittal SA, Senior Notes	6.550%	11/29/27	140,000	146,131
Capstone Copper Corp., Senior Notes	6.750%	3/31/33	30,000	30,833 (a)
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	260,000	262,732 (a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	410,000	388,372
Glencore Funding LLC, Senior Notes	6.141%	4/1/55	120,000	121,091 (a)
Total Metals & Mining				949,159
Paper & Forest Products — 0.1%
Georgia-Pacific LLC, Senior Notes	4.950%	6/30/32	80,000	81,606 (a)

Total Materials				1,615,713
Real Estate — 0.3%
Diversified REITs — 0.1%
VICI Properties LP, Senior Notes	5.750%	4/1/34	170,000	174,952
Industrial REITs — 0.2%
Prologis LP, Senior Notes	5.250%	3/15/54	200,000	187,212

Total Real Estate				362,164
See Notes to Schedule of Investments.

Western Asset Investment Grade Opportunity Trust Inc. 2025 Quarterly Report

 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Utilities — 6.9%
Electric Utilities — 5.6%
Baltimore Gas and Electric Co., Senior Notes	5.450%	6/1/35	310,000	$319,629
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.800%	3/15/30	240,000	245,953
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	230,000	199,741
Comision Federal de Electricidad, Senior Notes	6.450%	1/24/35	450,000	453,422 (a)
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	350,000	389,592
Commonwealth Edison Co., First Mortgage Bonds	5.950%	6/1/55	200,000	205,776
Dominion Energy South Carolina Inc., First Mortgage Bonds	5.300%	1/15/35	200,000	205,153
Electricite de France SA, Senior Notes	5.750%	1/13/35	330,000	339,710 (a)
Enel Finance International NV, Senior Notes	7.050%	10/14/25	200,000	200,523 (a)
Entergy Texas Inc., First Mortgage Bonds	5.250%	4/15/35	240,000	244,420
Georgia Power Co., Senior Notes	4.850%	3/15/31	160,000	164,028
Georgia Power Co., Senior Notes	5.200%	3/15/35	310,000	314,861
Interstate Power and Light Co., Senior Notes	5.450%	9/30/54	90,000	85,271
Jersey Central Power & Light Co., Senior Notes	5.100%	1/15/35	80,000	79,986
Ohio Edison Co., Senior Notes	5.500%	1/15/33	140,000	144,699 (a)
Oncor Electric Delivery Co. LLC, Secured Notes	5.800%	4/1/55	160,000	160,197 (a)
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.350%	4/1/35	90,000	92,579 (a)
Pacific Gas and Electric Co., First Mortgage Bonds	5.700%	3/1/35	110,000	111,575
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	7/1/50	110,000	91,193
Pacific Gas and Electric Co., First Mortgage Bonds	6.750%	1/15/53	220,000	227,496
PPL Electric Utilities Corp., First Mortgage Bonds	5.550%	8/15/55	180,000	176,161
Public Service Co. of Colorado, First Mortgage Bonds	5.150%	9/15/35	310,000	308,104
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	280,000	211,667
Southern California Edison Co., First Mortgage Bonds	6.200%	9/15/55	80,000	79,612
Southern Co., Junior Subordinated Notes (4.000% to 1/15/26 then 5 year Treasury Constant Maturity Rate + 3.733%)	4.000%	1/15/51	52,000	51,885 (d)
Trans-Allegheny Interstate Line Co., Senior Notes	5.000%	1/15/31	110,000	112,757 (a)
Virginia Electric & Power Co., Senior Notes	8.875%	11/15/38	290,000	385,772
Vistra Operations Co. LLC, Senior Secured Notes	5.700%	12/30/34	290,000	295,908 (a)
Total Electric Utilities				5,897,670
Gas Utilities — 0.2%
Southern California Gas Co., First Mortgage Bonds	6.000%	6/15/55	190,000	192,995
Independent Power and Renewable Electricity Producers — 0.9%
AES Andes SA, Senior Notes	6.250%	3/14/32	200,000	207,281 (a)
AES Corp., Junior Subordinated Notes (6.950% to 7/15/30 then 5 year Treasury Constant Maturity Rate + 2.890%)	6.950%	7/15/55	100,000	96,999 (d)
Calpine Corp., Senior Secured Notes	4.500%	2/15/28	400,000	396,414 (a)
Capital Power US Holdings Inc., Senior Notes	6.189%	6/1/35	200,000	207,007 (a)
Total Independent Power and Renewable Electricity Producers				907,701
Multi-Utilities — 0.2%
Ameren Illinois Co., First Mortgage Bonds	5.625%	3/1/55	90,000	89,787
PECO Energy Co., First Mortgage Bonds	5.250%	9/15/54	140,000	131,763
Total Multi-Utilities				221,550

Total Utilities				7,219,916
Total Corporate Bonds & Notes (Cost — $95,909,828)				96,797,797
See Notes to Schedule of Investments.

Western Asset Investment Grade Opportunity Trust Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Sovereign Bonds — 2.5%
Argentina — 0.4%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	9,157	$7,282
Argentine Republic Government International Bond, Senior Notes, Step bond (4.125% to 7/9/27 then 4.750%)	4.125%	7/9/35	182,200	116,198
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	406,361	281,303 (a)
Total Argentina				404,783
Brazil — 0.3%

Brazilian Government International Bond, Senior Notes	6.125%	3/15/34	310,000	313,252
Ivory Coast — 0.2%

Ivory Coast Government International Bond, Senior Notes	7.625%	1/30/33	250,000	252,077 (a)
Mexico — 1.4%
Eagle Funding Luxco Sarl, Senior Notes	5.500%	8/17/30	350,000	355,372 (a)
Mexican Bonos, Senior Notes	8.500%	11/18/38	4,490,000 MXN	227,181
Mexico Government International Bond, Senior Notes	5.850%	7/2/32	340,000	347,123
Mexico Government International Bond, Senior Notes	6.625%	1/29/38	210,000	214,431
Mexico Government International Bond, Senior Notes	6.400%	5/7/54	280,000	260,456
Total Mexico				1,404,563
Paraguay — 0.2%
Paraguay Government International Bond, Senior Notes	6.650%	3/4/55	200,000	206,550 (a)

Total Sovereign Bonds (Cost — $2,488,337)				2,581,225
U.S. Government & Agency Obligations — 2.0%
U.S. Government Obligations — 2.0%
U.S. Treasury Bonds	4.750%	5/15/55	560,000	544,950
U.S. Treasury Notes	3.625%	8/31/27	160,000	160,035 (b)
U.S. Treasury Notes	3.875%	7/31/30	290,000	292,379
U.S. Treasury Notes	4.250%	8/15/35	1,100,000	1,102,320

Total U.S. Government & Agency Obligations (Cost — $2,093,324)				2,099,684
Municipal Bonds — 1.0%
California — 0.2%

Regents of the University of California Medical Center Pooled Revenue, Series Q	4.563%	5/15/53	160,000	134,577
Florida — 0.2%

Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	260,000	225,014
Illinois — 0.4%

Illinois State, GO, Taxable, Build America Bonds, Series 2010-3	6.725%	4/1/35	407,692	430,892
New York — 0.2%
New York State Dormitory Authority Revenue, New York University, Series B	5.832%	7/1/55	230,000	237,779

Total Municipal Bonds (Cost — $1,092,600)				1,028,262
Senior Loans — 0.4%
Industrials — 0.1%
Passenger Airlines — 0.1%
Delta Air Lines Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%)	8.075%	10/20/27	77,270	77,638 (d)(h)(i)
See Notes to Schedule of Investments.

Western Asset Investment Grade Opportunity Trust Inc. 2025 Quarterly Report

 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Materials — 0.0%††
Paper & Forest Products — 0.0%††
Schweitzer-Mauduit International Inc., Term Loan B (1 mo. Term SOFR + 3.864%)	8.180%	4/20/28	28,177	$28,036 (d)(h)(i)

Utilities — 0.3%
Electric Utilities — 0.3%
NRG Energy Inc., Term Loan	6.064-6.066%	4/16/31	365,375	366,299 (d)(h)(i)

Total Senior Loans (Cost — $469,569)				471,973
			Shares
Preferred Stocks — 0.2%
Financials — 0.2%
Insurance — 0.2%
Delphi Financial Group Inc. (3 mo. Term SOFR + 3.452%) (Cost — $233,032)	7.663%		9,325	226,831 (d)
Total Investments before Short-Term Investments (Cost — $102,286,690)				103,205,772

Short-Term Investments — 0.5%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $512,362)	4.246%		512,362	512,362 (j)(k)
Total Investments — 99.0% (Cost — $102,799,052)				103,718,134
Other Assets in Excess of Liabilities — 1.0%				1,041,641
Total Net Assets — 100.0%				$104,759,775

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Securities traded on a when-issued or delayed delivery basis.
(c)	Security has no maturity date. The date shown represents the next call date.
(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(f)	Security is valued using significant unobservable inputs (Note 1).
(g)	Value is less than $1.
(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(j)	Rate shown is one-day yield as of the end of the reporting period.
(k)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2025, the total market value of investments in Affiliated Companies was $512,362 and the cost was $512,362 (Note 2).

See Notes to Schedule of Investments.

Western Asset Investment Grade Opportunity Trust Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Investment Grade Opportunity Trust Inc.
Abbreviation(s) used in this schedule:
DAC	—	Designated Activity Company
GO	—	General Obligation
GTD	—	Guaranteed
ICE	—	Intercontinental Exchange
MXN	—	Mexican Peso
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
At August 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	29	12/25	$6,036,647	$6,047,633	$10,986
U.S. Treasury 5-Year Notes	44	12/25	4,799,340	4,816,625	17,285
					28,271
Contracts to Sell:
U.S. Treasury Long-Term Bonds	1	12/25	114,451	114,250	201
U.S. Treasury Ultra 10-Year Notes	82	12/25	9,333,973	9,381,312	(47,339)
U.S. Treasury Ultra Long-Term Bonds	2	12/25	233,950	233,125	825
					(46,313)
Net unrealized depreciation on open futures contracts					$(18,042)
At August 31, 2025, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
JPY	16,001,269	USD	110,242	Goldman Sachs Group Inc.	10/16/25	$(779)

Abbreviation(s) used in this table:
JPY	—	Japanese Yen
USD	—	United States Dollar
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Investment Grade Opportunity Trust Inc. 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Investment Grade Opportunity Trust Inc. (the “Fund”) was incorporated in Maryland on April 24, 2009, and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in investment grade corporate fixed income securities of varying maturities.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other

Western Asset Investment Grade Opportunity Trust Inc. 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$37,604,659	$0 *	$37,604,659
Other Corporate Bonds & Notes	—	59,193,138	—	59,193,138
Sovereign Bonds	—	2,581,225	—	2,581,225
U.S. Government & Agency Obligations	—	2,099,684	—	2,099,684
Municipal Bonds	—	1,028,262	—	1,028,262
Senior Loans	—	471,973	—	471,973
Preferred Stocks	—	226,831	—	226,831
Total Long-Term Investments	—	103,205,772	0 *	103,205,772
Short-Term Investments†	$512,362	—	—	512,362
Total Investments	$512,362	$103,205,772	$0 *	$103,718,134
Other Financial Instruments:
Futures Contracts††	$29,297	—	—	$29,297
Total	$541,659	$103,205,772	$0 *	$103,747,431
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$47,339	—	—	$47,339
Forward Foreign Currency Contracts††	—	$779	—	779
Total	$47,339	$779	—	$48,118

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended August 31, 2025. The following transactions were effected

Western Asset Investment Grade Opportunity Trust Inc. 2025 Quarterly Report

in such company for the period ended August 31, 2025.

	Affiliate Value at November 30, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$530,350	$24,381,281	24,381,281	$24,399,269	24,399,269

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$33,076	—	$512,362

Western Asset Investment Grade Opportunity Trust Inc. 2025 Quarterly Report